Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2035 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2035 Fund - Class K6
Bar Chart Table:
Annual Return 2019	25.78%
Annual Return 2020	16.91%
Annual Return 2021	14.28%
Annual Return 2022	(18.17%)
Annual Return 2023	17.84%